Aspiration Flagship Fund
Aspiration Flagship Fund
Investment Objective:
The primary investment objective of the Aspiration Flagship Fund (the "Fund") is to seek long-term capital appreciation by providing risk-adjusted returns.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aspiration Flagship Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Aspiration Flagship Fund
Management Fees	[1]	none
Management fee (maximum)	[1]	2.00%
Distribution and/or Service (12b-1) Fee	[1]	0.25%
Other Expenses	[1][2]	1.29%
Acquired Fund Fees and Expenses	[1][3]	1.22%
Total Annual Fund Operating Expenses	[1]	2.76%
Total Annual Fund Operating Expenses (with maximum management fee)	[1]	4.76%
Expense Reimbursements	[1]	(1.04%)
Total annual fund operating expenses after fee waivers and expense reimbursements	[1][4]	1.72%
Total annual fund operating expenses after fee waivers and expense reimbursements (with maximum management fee)	[1][4]	3.72%
[1]	Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Adviser") and may pay the Adviser a fee in the amount they believe is fair ranging from 0% to 2% of the value of the account. This range is reflected in the above columns. These amounts will not be deducted from Fund assets.
[2]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	These are expenses indirectly incurred by the Fund as a result of investing in one or more underlying investment companies (i.e., fees the Fund pays as a shareholder of the underlying investment company). Acquired fund fees and expenses are based on estimated amounts for the Fund's first fiscal year.
[4]	Aspiration Fund Adviser, LLC (the "Adviser") has signed an Expense Limitation Agreement ("Agreement") with the Fund under which it agrees to limit annual fund operating expenses to 0.50% ("Maximum Operating Expense Limit). The Adviser will do this by reimbursing the Fund for certain direct expenses and fees, such as transfer agency, custodial, auditing and legal fees. The Fund also incurs certain indirect expenses, and expenses paid by the Fund (i.e., management fees, 12b-1 fees, etc.) when it invests as a shareholder in underlying investment companies, as mentioned in Footnote 3. The Adviser has not agreed to waive or reimburse these indirect expenses, nor has the Adviser agreed to reimburse the Fund for any taxes it may pay. Because the Adviser is not obligated under the Agreement to pay these expenses, the Fund's annual fund operating expenses may actually exceed the Maximum Operating Expense Limit. The Agreement cannot be terminated by the Adviser prior to October 14, 2015 at which time the Adviser will determine whether to renew or revise the agreement. The Board of Trustees may terminate the Agreement at any time. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit or the Maximum Operating Expense Limit in place at the time of the initial Agreement.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods, and that you made either no payment to the Fund's adviser or the maximum annual payment of 2% of the value of your account. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense reimbursement only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Aspiration Flagship Fund
Expense Example, with Redemption, 1 Year	374
Expense Example, with Redemption, 3 Years	1,341

Expense Example, No Redemption (USD $)	Aspiration Flagship Fund
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	758

Portfolio Turnover:
The underlying investment companies in which the Fund invests pay transaction costs, such as commissions, when they buy and sell securities (or "turns over" their portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's investment return. The Fund has not yet been in operation for a full fiscal year and has not yet had any portfolio turnover.

Principal Investment Strategies
The Adviser adheres to the philosophy that any well balanced wealth portfolio should include an allocation to alternative strategies. The Fund seeks to deliver risk-adjusted returns while providing investors with lower volatility than, and lower correlation with, traditional long-only equity and bond portfolios. Unlike the Fund, a long-only portfolio owns or holds individual securities it does not employ strategies such as selling short those securities anticipated to decline in value. The Fund is designed to complement traditional long-only equity and bond portfolios.

The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, exchange-traded funds ("ETFs") and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector and business development companies ("BDCs").

Underlying funds will be purchased and sold based upon criteria which include, but are not limited to, correlation with other portfolio holdings and major indices, risk-adjusted returns believed to help the Fund achieve its goals, portfolio diversification, manager diligence, expense ratios and compliance with the Fund's investment restrictions.

In addition to employing alternative strategies such as those described above, the underlying funds may invest in equities such as common stocks, preferred stocks, securities convertible into stocks (domestic and foreign); fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); or in any combination of the foregoing. The Fund uses a flexible approach to selecting investments and is not limited by an underlying fund's investment style.

Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the principal risks of investing in the Fund.

Correlation Risk. While the Adviser seeks to invest the Fund's assets in underlying funds that are uncorrelated with each other or with fixed income or equity indices, there can be no assurance that the Adviser's expectations regarding such limited correlations will prove correct. Underlying funds' correlations may be much higher in times of general market turmoil.

Investment Company Risk. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. The Adviser has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to NAV, which may affect the Fund's ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs. Finally, the Investment Company Act of 1940 imposes certain limitations on a fund's investments in other investment companies. These limitations may limit the amount the Fund may invest in certain investment companies.

Allocation Risk. In managing the Fund, the Adviser has the authority to select and allocate assets among underlying funds. The Fund is subject to the risk that the Adviser's decisions regarding asset classes and selection of underlying funds will not anticipate market trends successfully.

Underlying Fund Concentration. The Fund may invest in investment companies that concentrate in a particular industry (i.e., real estate) or industry sector (i.e., natural resources). Investments within a single industry or sector may be affected by developments within that industry or sector.

Leveraging. An underlying fund may borrow money to increase its holdings of portfolio securities. Leveraging can exaggerate the effect of any increase or decrease in the value of portfolio securities held by that fund.

Foreign Investing and Emerging Markets Risk. The Fund may invest in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. These risks are magnified in investments in emerging markets. Some underlying fund investments may be denominated in foreign (non- U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar.

Convertible Securities Risk. The Fund may invest in investment companies that invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Business Development Company (BDC) Risk. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

High Yield Risk. As a result of its investments in investment companies that invest in high yield securities (securities rated "BB" or below by S&P or "Ba" or below by Moody's) and unrated securities of similar credit quality (commonly known as "junk bonds"), the Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities.

Liquidity Risk. The Fund's investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Shares of an underlying fund held by the Fund in excess of 1% of the underlying fund's outstanding shares are considered illiquid.

Market Risk. The Fund's investments will face risks related to investments in securities in general and the daily fluctuations in the securities markets.

Short Sale Risk. An underlying fund will suffer a loss if it sells a security short and the value of the security rises instead of falling.

Commodities Risk. An underlying fund may invest in commodities, and commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall with changes in the securities markets and, with respect to index-linked ETFs, with changes in the value of an underlying index. In addition, the price movement of an index-linked ETF may not track the underlying index and may result in a loss.

Distressed Companies Risk. The risk associated with investing in distressed companies is that a merger or other restructuring, or a tender or exchange offer, that was proposed or pending at the time the Fund invested in the distressed company may not be executed with the terms or within the time frame anticipated, resulting in losses to the Fund.

Alternative Asset Class Risk. The Fund may invest in certain highly volatile alternative asset classes. Investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

Long/Short Selling Risk. The Fund may invest in underlying funds that take long and short positions in different securities, and may invest in such underlying funds as a part of its principal investment strategy. There are risks involved with selling securities short. The underlying fund may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover short positions. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The underlying fund may be required to pay a premium, dividend or interest.

Arbitrage Risk. An arbitrage strategy has the risk that anticipated opportunities may fail to yield expected returns and that an underlying fund's manager may incorrectly identify market inefficiencies or mispricing of securities. To the extent an underlying fund engages in merger arbitrage, targeted reorganizations may be renegotiated or fail to close, resulting in losses to the underlying fund.

Derivatives Risk. Derivative transactions, including options on securities and securities indices and other transactions in which an underlying fund may engage (such as futures contracts and options thereon and swaps), may subject the Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels and interest rates and imperfect correlations between the Fund's securities holdings and indices upon which derivative transactions are based. Derivative transactions may subject the Fund to increased credit risk with respect to the counterparties to the derivatives contracts purchased by the underlying fund.

Natural Resources Risk. The Fund may invest in investment companies that invest primarily in the natural resources sector. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For example, events in nature, such as earthquakes or fires in prime resource areas, and political events, such as coups or military confrontations, can affect the overall supply of a natural resource and thereby affect the value of companies involved in that natural resource.

Equity Securities. The Fund may invest in investment companies that invest in equity securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.

Bonds and Other Fixed Income Securities. The Fund may invest in investment companies that invest in bonds and/or other fixed income securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Management Risk. The Fund has a limited history of operations for investors to evaluate. In addition, the Adviser and Sub-Adviser have limited experience managing a mutual fund. The Adviser believes that most of its clients will pay a reasonable and fair advisory fee. If a significant number of clients do not pay an advisory fee for an extended period of time, the Adviser, and any sub-adviser, may not be able to continue to render services to the Fund. If the Adviser is not able to pay Fund expenses required under the Fund's Expense Limitation Agreement, the Adviser may have to resign as adviser to the Fund or dissolve and liquidate the Fund.

New Fund Risk. The Fund was formed in 2014. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance

Because the Fund does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund's investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling (800) 683-8529 (toll free) or by visiting www.aspiration.com.